Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-Term Debt
Schedule of long-term debt

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2021	2020
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$237,190	$252,245
$55 million revolving credit facility		5,000	34,279
Hilda loan facility	Hilda Knutsen	75,385	78,462
Torill loan facility	Torill Knutsen	78,333	81,667
$172.5 million loan facility	Dan Cisne, Dan Sabia	52,140	58,340
Raquel loan facility	Raquel Knutsen	—	52,725
Tordis loan facility	Tordis Knutsen	73,341	75,871
Vigdis loan facility	Vigdis Knutsen	74,606	77,136
Lena loan facility	Lena Knutsen	73,500	75,950
Brasil loan facility	Brasil Knutsen	47,855	50,997
Anna loan facility	Anna Knutsen	60,157	62,196
Tove loan facility	Tove Knutsen	84,066	86,250
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	91,638	—
Total long-term debt		$1,003,211	$1,036,118
Less: current installments		353,643	186,723
Less: unamortized deferred loan issuance costs		2,273	2,535
Current portion of long-term debt		351,370	184,188
Amounts due after one year		649,568	849,395
Less: unamortized deferred loan issuance costs		3,220	3,238
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$646,348	$846,157

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $1,003.2 million as of June 30, 2021 is repayable as follows:

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
Remainder of 2021	$2,433	$43,142	$70,811	$116,386
2022	4,960	70,348	236,509	311,817
2023	5,177	54,672	230,906	290,755
2024	5,418	13,011	123,393	141,822
2025	5,640	3,276	65,506	74,422
2026 and thereafter	68,009	—	—	68,009
Total	$91,637	$184,449	$727,125	$1,003,211